Employee benefit plans - Defined contribution plans (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Y	Dec. 31, 2025 EUR (€) Y	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Plan 401(k)
Defined contribution plans
Maximum annual contributions as a percentage of gross pay (as a percent)	75.00%	75.00%
Maximum annual contributions	$ 23,500	€ 20,800
Minimum age in which individual qualified for greater contribution amount | Y	50	50
Maximum annual contributions if over age 50	$ 31,000	€ 27,400
Percentage of employee's deposit that Company will match	50.00%	50.00%
Maximum percentage of employee's pay that Company will match	3.00%	3.00%
Defined contribution expense		€ 72,473,000	€ 76,552,000	€ 71,750,000
State plan
Defined contribution plans
Defined contribution expense		€ 33,330,000	€ 31,072,000	€ 29,787,000